Insurance Benefits and Claims Expenses - Summary of Insurance Benefits and Claims Expenses (Detail) - CNY (¥) ¥ in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Disclosure of net, gross and reinsurer's share for amounts arising from insurance contracts [line items]
Life insurance death and other benefits	¥ 119,369	¥ 121,354	¥ 113,609
Accident and health claims and claim adjustment expenses	51,311	55,030	52,395
Increase in insurance contract liabilities	461,298	442,370	414,797
Total	631,978	618,754	580,801
Gross [member]
Disclosure of net, gross and reinsurer's share for amounts arising from insurance contracts [line items]
Life insurance death and other benefits	124,086	125,998	117,129
Accident and health claims and claim adjustment expenses	53,638	56,327	53,073
Increase in insurance contract liabilities	461,285	443,053	415,186
Total	639,009	625,378	585,388
Ceded [member]
Disclosure of net, gross and reinsurer's share for amounts arising from insurance contracts [line items]
Life insurance death and other benefits	(4,717)	(4,644)	(3,520)
Accident and health claims and claim adjustment expenses	(2,327)	(1,297)	(678)
Increase in insurance contract liabilities	13	(683)	(389)
Total	¥ (7,031)	¥ (6,624)	¥ (4,587)